UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus [1]	Accumulated Other Comprehensive (Loss) Income	Accumulated Retained Earnings	Total before Non-controlling Interest	Non-controlling Interest
Beginning balance at Dec. 31, 2015		$ 1,916,179	$ 93,547	$ (12,269)	$ 1,317,806	$ 200,000	$ (12,592)	$ 308,874	$ 1,895,366	$ 20,813
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(176,380)						(195,155)	(195,155)	18,775
Dividends		(13,883)						(13,883)	(13,883)
Grant of share options		4,555			4,555				4,555
Forfeiture of share options		(892)			(892)				(892)
Other comprehensive income (see note 12)		2,606					2,606		2,606
Treasury shares		(8,214)		(8,214)					(8,214)
Ending balance at Sep. 30, 2016		1,723,971	93,547	(20,483)	1,321,469	200,000	(9,986)	99,836	1,684,383	39,588
Beginning balance at Dec. 31, 2016		1,909,826	101,081	(20,483)	1,488,556	200,000	(9,542)	103,650	1,863,262	46,564
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(160,194)						(183,526)	(183,526)	23,332
Dividends		(14,635)						(14,635)	(14,635)
Exercise of share options		204	27		177				204
Grant of share options		7,866			7,866				7,866
Forfeiture of share options		(120)			(120)				(120)
Other comprehensive income (see note 12)		1,621					1,621		1,621
Issuance of convertible bonds	[2]	39,861			39,861				39,861
Ending balance at Sep. 30, 2017		$ 1,784,429	$ 101,108	$ (20,483)	$ 1,536,340	$ 200,000	$ (7,921)	$ (94,511)	$ 1,714,533	$ 69,896

[1]	Contributed Surplus is capital that can be returned to shareholders without the need to reduce share capital, thereby giving Golar greater flexibility when it comes to declaring dividends.
[2]	Issuance of convertible bonds relates to the equity component of the $402.5 million convertible bond, net of the capped call payment and convertible bond issuance costs. See note 11.